Prepayments, other receivables and other assets, net	6 Months Ended
Jun. 30, 2026
Prepayments, other receivables and other assets [Abstract]
Prepayments, other receivables and other assets, net
7.	Prepayments, other receivables and other assets, net

	As of
	December 31, 2025	June 30, 2026
	RMB’000	RMB’000

Prepayments to charging stations	44,970	41,920
Prepayments for chargers procurement	3,223	3,811
Prepayment for rental, facility and utilities	4,040	3,772
Miscellaneous prepayments	2,264	3,128
Value-added tax deductible	19,292	20,274
Others	35,014	44,087
	108,803	116,992
Included in prepayments, other receivables and other assets, net per balance sheet	105,724	116,992
Included in assets classified as held for sale	3,079	—

The credit quality of financial assets included in prepayments, other receivables and other assets is considered to be “normal” when they are not past due and there is no information indicating that the financial assets had a significant increase in credit risk since initial recognition. Otherwise, the credit quality of the financial assets is considered to be “doubtful”.

ECLs for the financial assets included in prepayments, other receivables and other assets are estimated by applying a loss rate approach with reference to the days past due for groupings of debtors with similar loss patterns. The loss rate is adjusted to reflect current conditions and forecasts of future economic conditions as appropriate.

As of December 31, 2025 and June 30, 2026, for financial assets included in prepayments, other receivables and other assets with no significant increase in credit risk since initial recognition (Stage 1 of credit risk), the 12-month ECLs were estimated to be immaterial. Loss allowance was fully made for prepayments, other receivables and other assets with a significant increase in credit risk since initial recognition (Stage 3 of credit risk) or considered to be in default, amounting to RMB191.7 million and RMB191.9 million as of December 31, 2025 and June 30, 2026, respectively.

During the six months ended June 30, 2025 and 2026, reversals of loss allowance for prepayments, other receivables and other assets recognized in profit or loss amounted to RMB9.3 million and RMB4.0 million, respectively.